Document and Entity Information	Oct. 30, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Securities Act File Number	1-8726
Entity Registrant Name	RPC, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	58-1550825
Entity Address, State or Province	GA
Entity Address, Address Line One	2801 Buford Highway NE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30329
City Area Code	404
Local Phone Number	321-2140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000742278
Amendment Flag	false